CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 923,725	$ 800,535
Accounts receivable and accrued revenue, net of allowance of $62,515 and $107,806 as of December 31, 2021 and 2020, respectively	129,943	176,521
Prepaid expenses (including related party amounts of $1,178 and $557 as of December 31, 2021 and 2020, respectively)	179,666	162,843
Other current assets (including related party amounts of $1,897 and $780 as of December 31, 2021 and 2020, respectively)	238,109	189,329
Total current assets	1,471,443	1,329,228
Total property and equipment	5,374,225	6,859,163
Lease right-of-use assets, net	13,052,091	15,107,880
Restricted cash	11,274	53,618
Equity method and other investments	199,577	214,940
Goodwill	677,334	679,351
Intangible assets, net	56,729	49,896
Other assets (including related party amounts of $596,045 and $699,478 as of December 31, 2021 and 2020, respectively)	913,498	1,062,258
Total assets	21,756,171	25,356,334
Current liabilities:
Accounts payable and accrued expenses (including amounts due to related parties of $93,800 and $14,497 as of December 31, 2021 and 2020 respectively)	621,090	723,411
Members’ service retainers	420,908	358,566
Deferred revenue (including amounts from related parties of $5,441 and $9,717 as of December 31, 2021 and 2020, respectively)	119,767	176,004
Current lease obligations (including amounts due to related parties of $18,433 and $10,148 as of December 31, 2021 and 2020, respectively)	893,067	847,531
Other current liabilities (including amounts due to related parties of none and $900 as of December 31, 2021 and 2020, respectively)	77,913	83,755
Total current liabilities	2,132,745	2,189,267
Long-term lease obligations (including amounts due to related parties of $524,625 and $436,074 as of December 31, 2021 and 2020, respectively)	17,925,626	20,263,606
Unsecured notes payable (including amounts due to related parties of $1,650,000 and $1,200,000, as of December 31, 2021 and 2020, respectively)	2,200,000	1,200,000
Warrant liabilities, net (including convertible related party liabilities, net of none and $418,908 as of December 31, 2021 and 2020, respectively)	15,547	418,908
Long-term debt, net	665,598	688,356
Other liabilities	230,097	221,780
Total liabilities	23,169,613	24,981,917
Commitments and contingencies (Note 23)
Shares outstanding (in shares)	0	304,791,824
Convertible preferred stock; no shares authorized, issued and outstanding as of December 31, 2021, and 782,507,467 shares authorized, 304,791,824 shares issued and outstanding as of December 31, 2020	$ 0	$ 7,666,098
Redeemable noncontrolling interests	35,997	380,242
Equity
Preferred stock; par value $0.0001; 100,000,000 share authorized, zero issued and outstanding as of December 31, 2021, zero shares authorized, issued and outstanding as of December 31, 2020	0	0
Treasury stock, at cost; 2,944,212 and zero shares held as of December 31, 2021 and 2020, respectively	(29,245)	0
Additional paid-in capital	12,320,691	2,188,499
Accumulated other comprehensive income (loss)	(31,069)	(158,810)
Accumulated deficit	(14,142,517)	(9,703,490)
Total WeWork Inc. shareholders' deficit	(1,882,067)	(7,673,785)
Noncontrolling interests	432,628	1,862
Total equity	(1,449,439)	(7,671,923)
Total liabilities and equity	21,756,171	25,356,334
Common stock Class A; par value $0.0001; 1,500,000,000 shares authorized, 705,016,923 shares issued and 702,072,711 shares outstanding as of December 31, 2021, and 777,979,845 shares authorized, and 34,297,295 shares issued and outstanding as of December 31, 2020
Equity
Common stock	71	3
Common stock Class B; par value $0.0001; zero shares authorized, issued and outstanding as of December 31, 2021 and 194,080,786 shares authorized and 106,894,492 shares issued and outstanding as of December 31, 2020
Equity
Common stock	0	11
Common stock Class C; par value $0.0001; 25,041,666 shares authorized, 19,938,089 issued and outstanding as of December 31, 2021, and 42,109,087 shares authorized, 20,794,324 shares issued and outstanding as of December 31, 2020
Equity
Common stock	2	2
Common stock Class D; par value $0.001; zero shares authorized, issued and outstanding as of December 31, 2021, and 194,080,786 authorized, zero shares issued and outstanding as of December 31, 2020
Equity
Common stock	$ 0	$ 0